Convertible Promissory Notes (Details 7) - USD ($)			12 Months Ended
	Nov. 02, 2016	Sep. 09, 2016	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.68%	0.59%
Expected volatility	156.70%	152.32%
Conversion Option Six [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate			1.27%
Expected life			5 months 23 days
Expected volatility			70.00%
Share price			612
Conversion price at time of conversion			$ 612